Investment Holding Level 4 Other than Temporary Impairment, Credit Losses Recognized in Earnings (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2018
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	$ 0	$ 6	$ 4
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	(70)	(6)	(4)	$ (88)
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	0	(6)	(4)
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Securities Sold	17	0	6
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Cash Flows	$ 1	$ 0	$ 0